Debt (Summary of indebtedness) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) aircraft engine	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 28,915,234
Fair value adjustments	$ 19,700
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	285
Commitment	$ 34,531,538
Undrawn amounts	5,616,304
Debt issuance costs, debt discounts and debt premium	(192,823)	$ (138,135)
Debt	28,742,081	29,486,131
Unsecured
Debt Instrument [Line Items]
Commitment	20,705,014
Undrawn amounts	4,950,000
Amount outstanding	15,776,730	17,523,093
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	1,198,888
Undrawn amounts	0
Amount outstanding	$ 1,198,888	2,900,000
Weighted average interest rate	6.36%
Unsecured | AerCap Trust (c) & AICDC (d) Notes
Debt Instrument [Line Items]
Commitment	$ 12,797,126
Undrawn amounts	0
Amount outstanding	$ 12,797,126	12,500,000
Weighted average interest rate	4.27%
Unsecured | Asia Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 950,000
Undrawn amounts	950,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Citi Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 4,000,000
Undrawn amounts	4,000,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 1,759,000
Undrawn amounts	0
Amount outstanding	$ 1,759,000	2,024,000
Weighted average interest rate	1.92%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ 21,716	99,093
Secured
Debt Instrument [Line Items]
Commitment	11,533,003
Undrawn amounts	666,304
Amount outstanding	$ 10,864,872	9,803,874
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	25
Commitment	$ 1,299,325
Undrawn amounts	275,413
Amount outstanding	$ 1,023,912	565,312
Weighted average interest rate	2.01%
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	183
Commitment	$ 7,052,633
Undrawn amounts	63,000
Amount outstanding	$ 6,989,633	7,303,496
Weighted average interest rate	2.64%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	53
Commitment	$ 2,075,000
Undrawn amounts	119
Amount outstanding	$ 2,074,881	875,145
Weighted average interest rate	2.90%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	24
Commitment	$ 1,106,045
Undrawn amounts	327,772
Amount outstanding	$ 778,273	1,062,756
Weighted average interest rate	3.17%
Number of engines pledged as collateral | engine	60
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (1,827)	(2,835)
Subordinated
Debt Instrument [Line Items]
Commitment	2,293,521
Undrawn amounts	0
Amount outstanding	2,293,302	2,297,299
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	4.88%
Subordinated | Subordinated debt issued by joint ventures
Debt Instrument [Line Items]
Commitment	$ 43,521
Undrawn amounts	0
Amount outstanding	$ 43,521	47,521
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (219)	$ (222)